MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE	As of December 31, 2024 and 2023, the sell-exchange rates for a USD to relevant currencies for the Company $1.00 were the following:

	2024	2023
Costa Rican Colones (“CRC”)	CRC 513	CRC 527
Peruvian Soles (“PEN”)	PEN 3.770	PEN 3.713
Colombian Pesos (“COP”)	COP 4,409	COP 3,822
The average rates for a USD to relevant currencies for the Company $1.00 were the following for the years ended December 31, 2024, 2023, and 2022:

	2024	2023	2022
CRC	CRC 518	CRC 547	CRC 651
PEN	PEN 3.756	PEN 3.747	PEN 3.840
COP	COP 4,071	COP 4,321	COP 4,255

SCHEDULE OF SUBSIDIARIES
The consolidated financial statements include the financial information of Logistic Properties of the Americas (parent entity) and its subsidiaries:

		Ownership Interest		Non-controlling Interests
Entities	Country	2024	2023	2024	2023
Latam Logistic Properties S.A.	Panamá	100%	N/A
two	Cayman Islands	100%	N/A
Latam Logistic Property Holdings, LLC	United States	100%	100%
LPA Corporate Services Inc.	United States	100%	N/A
Latam Logistic COL HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic CR HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco El Coyol II S de R.L.	Panamá	50%	50%	50%	50%
Latam Logistic Pan Holdco Cedis Rurales S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo San Joaquin I S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena I S de R.L.(1)	Panamá	48%	48%	52%	52%
Latam Logistic Pan Holdco Verbena II S, S.R.L.(2)	Panamá	48%	48%	52%	52%
Logistic Property Asset Management, S de R.L.(3)	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena Fase II, S de R.L.(4)	Panamá	100%	100%
LPA Asset Management CR, S.A.	Panamá	100%	N/A
LPA Pan Holdco 2 Verbena Fase II, INC.	Panamá	100%	N/A
LPA Verbena Fase II Pan Holdco 1, S.A.	Panamá	100%	N/A
Latam Logistic Pan Holdco Medellin I, S.R.L.	Panamá	100%	100%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L.	Panamá	100%	100%
Latam Logistic PER OpCo, S.R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin I, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin II, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin III, S. de R.L.	Perú	100%	100%
Parque Logístico Callao, S.R.L.	Perú	40%	40%	60%	60%
Latam Logistic COL OpCo, S.A. (5)	Colombia	100%	100%
Latam Logistic COL PropCo Cota I, S.A.S.	Colombia	100%	100%
Latam Logistic CR OpCo, S.R.L.	Costa Rica	100%	100%
Latam Logistic CR PropCo Alajuela I, S.R.L.	Costa Rica	100%	100%
Latam Propco El Coyol Dos S de R.L.	Costa Rica	50%	50%	50%	50%
Latam Logistic Propco Bodegas San Joaquín S de R.L.	Costa Rica	100%	100%
Latam Logistic Propco Cedis Rurales Costa Rica S de R.L.	Costa Rica	100%	100%
3101784433, S.R.L.	Costa Rica	24%	24%	76%	76%
Latam Logistic PropCo Bodegas los Llanos S de R.L.	Costa Rica	100%	100%
Latam Logistic CR Zona Franca, S. de R.L.	Costa Rica	100%	100%
Latam Logistics SLV OpCo S.A. de C.V.	El Salvador	100%	100%
LPA MX Holdco I S.R.L. de C.V.	Mexico	100%	N/A
Latam Logistics Mx Holdco II S.R.L. de C.V.	Mexico	100%	N/A
(1)Formerly known as Latam Logistic Propco Pedregal Panamá S de R.L.
(2)Formerly known as Latam Logistic Pan Holdco Pedregal Panamá S de R.L.
(3)Formerly known as Latam Logistic Pan Holdco Santiago I, S de R.L.
(4)Formerly known as Latam Logistic Pan Holdco Santo Domingo, S de R.L.
(5)Formerly known as Latam Logistic COL OpCo, S.A.S.